Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Condensed Financial Information of the Company
41	CONDENSED FINANCIAL INFORMATION OF THE COMPANY

(a)	Condensed statements of comprehensive income

	2019	2018	2017
	Million	Million	Million
Dividend income	53,475	60,044	111,490
Operating expenses	(70)	(67)	(77)
Interest and other income	38	41	23
Other gains/(losses)	77	250	(87)
Finance costs	—	—	(2)

Profit before taxation	53,520	60,268	111,347
Taxation	(9)	—	(14)

PROFIT FOR THE YEAR	53,511	60,268	111,333
Other comprehensive income for the year	—	—	—

TOTAL COMPREHENSIVE INCOME FOR THE YEAR	53,511	60,268	111,333

(b)	Condensed balance sheets

	As of	As of
	December 31, 2019	December 31, 2018
	Million	Million
Non-current assets	492,759	491,748
Current assets	2,262	2,614
Current liabilities	5,121	4,708
Non-current liabilities	—	—
NET ASSETS	489,900	489,654

TOTAL EQUITY	489,900	489,654

In the Company’s balance sheets, an investment in a subsidiary is stated at cost less impairment losses. The results of subsidiaries are accounted for by the Company on the basis of dividends received and receivable.

(c)	Condensed statements of cash flows

	2019	2018	2017
	Million	Million	Million
Net cash (used)/generated from operating activities	(156)	2	(72)

Net cash generated from investing activities	14,778	15,792	28,840

Net cash used in financing activities	(14,532)	(16,331)	(28,913)

Net increase/(decrease) in cash and cash equivalents	90	(537)	(145)
Cash and cash equivalents at beginning of year	245	554	796
Effect of changes in foreign exchange rate	(25)	228	(97)

Cash and cash equivalents at end of year	310	245	554